Related Party Transactions	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Related Party Transactions
30.	RELATED PARTY TRANSACTIONS
The Company had related party transactions during the years ended January 31, 2024 and 2023. The most significant transactions are described below and were made on an arm’s length basis, unless otherwise indicated.

a)	Transactions with key management personnel
Key management personnel of the Company, defined as employees with authority and responsibility for planning, directing and controlling the activities of the Company, are considered related parties to the Company. The key management personnel of the Company are its directors and the executive officers.
The Company incurred the following benefit expenses in relation with key management personnel:

	Years ended
	January 31, 2024	January 31, 2023
Current remuneration	$8.2	$19.4
Post-employment benefits	1.0	1.4
Stock-based compensation expense	8.9	9.7
Total	$18.1	$30.5

b)	Due to Bombardier Inc., a company related to Beaudier group
Pursuant to the purchase agreement entered into in 2003 in connection with the acquisition of the recreational product business of Bombardier Inc., the Company is committed to reimburse to Bombardier Inc. income taxes amounting to $22.4 million as at January 31, 2024 ($22.7 million as at January 31, 2023). The payments will begin when Bombardier Inc. starts making income tax payments in Canada and/or in the United States.